UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market St, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street,
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 123.2%
ARGENTINA - 2.2%
		Republic of Argentina,
ARS	1,580	2.00%, 2/04/18 (a)	$679,242
		Republic of Argentina,
USD	1,710	7.00%, 3/28/11	1,757,880

			2,437,122

AUSTRALIA - 20.3%
		Australia & New Zealand Banking Group Ltd.,
AUD	500	8.50%, 4/22/13	483,194
		AXA SA,
AUD	500	7.50%, 10/26/16 (a)(b)	356,952
		Caisse d’Amortissement de la Dette Sociale,
AUD	1,200	7.50%, 2/28/13	1,141,018
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	435,747
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	439,917
		Commonwealth Bank of Australia,
AUD	500	5.75%, 12/17/13	456,863
		Commonwealth Bank of Australia,
AUD	1,000	8.50%, 6/24/11	929,882
		Eurofima,
AUD	200	6.00%, 1/28/14	184,141
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	416,371
		HBOS PLC,
AUD	500	6.75%, 5/01/12 (a)(b)	354,991
		HSBC Bank Australia Ltd.,
AUD	1,500	4.9383%, 5/20/11 (a)(b)	1,334,960
		ING Bank Australia Ltd.,
AUD	1,000	7.00%, 4/24/12	915,505
		Kommunalbanken AS,
AUD	500	6.375%, 3/30/12	459,968
		Kreditanstalt fuer Wiederaufbau,
AUD	1,700	7.50%, 8/26/11	1,578,991
		Macquarie Bank Ltd.,
AUD	500	6.50%, 5/31/12 (a)(b)	430,999
		Merrill Lynch & Co., Inc.,
AUD	200	6.75%, 3/12/14	176,487
		Mirvac Group Funding Ltd.,
AUD	500	6.75%, 9/15/10	452,234
		Monumental Global Funding Ltd.,
AUD	500	6.50%, 11/08/11	443,859
		National Capital Trust III,
AUD	500	5.87%, 9/30/16 (a)(b)	375,631
		New South Wales Treasury Corp.,
AUD	1,000	7.00%, 12/01/10	911,282
		Queensland Treasury Corp.,
AUD	2,280	5.75%, 11/21/14	2,111,893
		Queensland Treasury Corp.,
AUD	1,490	6.00%, 10/14/15	1,390,423
		Queensland Treasury Corp.,
AUD	490	6.25%, 2/21/20	416,295
		Royal Bank of Scotland NV,
AUD	500	6.50%, 5/17/13 (a)(b)	343,705
		Royal Womens Hospital Finance Pty Ltd.,
AUD	500	6.20%, 3/26/17 (a)	399,546
		St. George Bank Ltd.,
AUD	1,500	10.00%, 5/09/13 (a)(b)	1,459,331
		Stockland Trust Management Ltd.,
AUD	500	8.50%, 2/18/15	468,135
		Sydney Airport Finance Co. Pty Ltd.,
AUD	1,000	6.25%, 11/21/11	887,649
		Treasury Corp. of Victoria,
AUD	550	5.75%, 11/15/16	504,026
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	500	7.00%, 6/24/11	455,043
		Wesfarmers Ltd.,
AUD	500	8.25%, 9/11/14	474,262
		Westpac Banking Corp.,
AUD	500	7.25%, 11/18/16	466,504
		Westpac Banking Corp.,
AUD	700	8.25%, 4/18/11	646,426

			22,302,230

BELARUS - 0.2%
		Republic of Belarus,
USD	230	8.75%, 8/03/15	234,692

BRAZIL - 4.1%
		Banco Nacional de Desenvolvimento Economico e Social,
USD	120	6.50%, 6/10/19 (b)	134,250
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,710	10.00%, 1/01/17	896,498
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,950	10.00%, 1/01/21	986,389
		Brazilian Government International Bond,
USD	490	5.625%, 1/07/41	510,090
		Brazilian Government International Bond,
USD	500	7.125%, 1/20/37	620,000
		DASA Finance Corp.,
USD	92	8.75%, 5/29/13 (b)	99,820
		Fibria Overseas Finance Ltd.,
USD	170	7.50%, 5/04/15 (b)	177,862
		Globo Comunicacao e Participacoes SA,
USD	490	6.25%, 7/20/15	490,882
		Petrobras International Finance Co.,
USD	120	7.875%, 3/15/19	144,579
		Rearden G Holdings EINS GmbH,
USD	440	7.875%, 3/30/15 (b)	453,200

			4,513,570

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
CANADA - 17.1%
		Canadian Government Bond,
CAD	2,000	8.00%, 6/01/23	$2,875,638
		Canadian Government Bond,
CAD	2,000	9.00%, 6/01/25	3,176,752
		Canadian Government Bond,
CAD	3,000	10.25%, 3/15/14	3,748,505
		Hydro Quebec,
CAD	2,000	9.625%, 7/15/22	2,923,963
		Ontario Electricity Financial Corp.,
CAD	500	8.50%, 5/26/25	701,727
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	2,166,976
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,258,639
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	984,738

			18,836,938

CHINA - 0.6%
		CFG Investment SAC,
USD	320	9.25%, 12/19/10 (b)	333,600
		Parkson Retail Group Ltd.,
USD	310	7.875%, 11/14/11	322,141

			655,741

COLOMBIA - 1.8%
		Colombia Government International Bond,
USD	737	6.125%, 1/18/41	792,754
		Colombia Government International Bond,
USD	400	7.375%, 3/18/19	489,000
		Colombia Government International Bond,
USD	250	7.375%, 9/18/37	311,250
		Colombia Government International Bond,
COP	594,000	7.75%, 4/14/21	358,113

			1,951,117

DOMINICAN REPUBLIC - 1.1%
		Dominican Republic International Bond,
USD	710	7.50%, 5/06/21	747,275
		Dominican Republic International Bond,
USD	400	8.625%, 4/20/27	441,000

			1,188,275

EL SALVADOR - 1.0%
		El Salvador Government International Bond,
USD	700	7.65%, 6/15/35	733,250
		El Salvador Government International Bond,
USD	320	8.25%, 4/10/32	346,400

			1,079,650

HUNGARY - 1.5%
		Hungary Government Bond,
HUF	50,420	5.50%, 2/12/16	213,814
		Hungary Government Bond,
HUF	144,110	6.00%, 10/24/12	650,661
		Hungary Government Bond,
HUF	167,640	6.50%, 6/24/19	728,129

			1,592,604

INDONESIA - 3.8%
		Bereau Capital Resources Pte. Ltd.,
USD	360	12.50%, 7/08/13	378,418
		Indo Integrated Energy II BV,
USD	200	9.75%, 11/05/13 (b)	215,500
		Indonesia Government International Bond,
USD	200	8.50%, 10/12/35	274,740
		Indonesia Recapitalization Bond,
IDR	1,150,000	13.40%, 2/15/11	133,471
		Indonesia Recapitalization Bond,
IDR	2,900,000	13.45%, 8/15/11	347,643
		Indonesia Treasury Bond,
IDR	10,250,000	10.75%, 5/15/16	1,306,109
		Indosat Palapa Co. BV,
USD	200	7.375%, 7/29/15	209,000
		Majapahit Holding BV,
USD	690	7.75%, 10/17/16	787,649
		Majapahit Holding BV,
USD	100	7.75%, 1/20/20	115,750
		MGTI Finance Co. Ltd.,
USD	390	8.375%, 9/15/10	389,762

			4,158,042

KAZAKSTAN - 1.5%
		Halyk Savings Bank of Kazakhstan JSC,
USD	620	9.25%, 10/16/13	651,000

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
KAZAKSTAN (concluded)
		Kazakhstan Temir Zholy Finance BV,
USD	480	6.50%, 5/11/11	$487,200
		KazMunaiGaz Finance Sub BV,
USD	470	7.00%, 5/05/20	506,425

			1,644,625

LITHUANIA - 1.6%
		Lithuania Government International Bond,
USD	880	6.75%, 1/15/15	946,000
		Lithuania Government International Bond,
USD	790	7.375%, 2/11/20	863,075

			1,809,075

MALAYSIA - 0.5%
		Petronas Capital Ltd.,
USD	460	7.875%, 5/22/22	592,144

MEXICO - 4.4%
		BBVA Bancomer SA,
USD	460	7.25%, 4/22/20	478,170
		Corporacion GEO SAB de CV,
USD	435	8.875%, 9/25/14	465,450
		Corporacion GEO SAB de CV,
USD	220	9.25%, 6/30/15	238,150
		Corporativo Javer SA de CV,
USD	400	13.00%, 8/04/14	450,924
		Grupo Posadas SAB de CV,
USD	300	9.25%, 1/15/15	304,875
		Mexican Fixed Rate Bonds,
MXN	6,900	7.25%, 12/15/16	576,401
		Mexican Fixed Rate Bonds,
MXN	7,900	8.00%, 6/11/20	691,671
		Mexican Fixed Rate Bonds,
MXN	2,750	10.00%, 12/05/24	279,655
		Mexico Cetes, Zero Coupon,
MXN	5,380	9/09/10	424,645
		Pemex Project Funding Master Trust,
USD	230	5.75%, 3/01/18	243,775
		Pemex Project Funding Master Trust,
USD	240	6.625%, 6/15/38	249,577
		Petroleos Mexicanos,
USD	400	5.50%, 1/21/21	411,600

			4,814,893

NETHERLANDS - 0.4%
		GTB Finance BV,
USD	450	8.50%, 1/29/12	470,250

NEW ZEALAND - 24.4%
		ANZ National Bank Ltd.,
NZD	3,000	7.60%, 3/02/12 (a)(b)	2,230,111
		Auckland Healthcare Services Ltd.,
NZD	1,000	7.75%, 9/15/15	791,669
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	2,218,617
		Council of Europe Development Bank,
NZD	1,000	7.75%, 11/15/11	760,205
		Deutsche Bank AG,
NZD	2,000	4.0171%, 6/16/14 (a)(b)	1,346,532
		General Electric Capital Corp.,
NZD	1,000	6.50%, 9/28/15	736,177
		General Electric Capital Corp.,
NZD	1,000	6.75%, 9/26/16	744,384
		Inter-American Development Bank,
NZD	700	6.00%, 12/15/17	527,979
		International Bank for Reconstruction & Development,
NZD	750	7.50%, 7/30/14	598,418
		Landwirtschaftliche Rentenbank,
NZD	1,000	7.75%, 4/15/13	781,050
		New Zealand Government Bond,
NZD	7,750	6.00%, 12/15/17	5,947,267
		New Zealand Government Bond,
NZD	2,910	6.50%, 4/15/13	2,237,453
		Powerco Ltd.,
NZD	1,000	6.39%, 3/29/13	724,822
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	760,806
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	1,135,634
		Rabobank Nederland NV,
NZD	3,000	6.25%, 11/22/11	2,226,750
		Telstra Corp. Ltd.,
NZD	1,000	7.15%, 11/24/14	759,675
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,256,781

			26,784,330

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
PERU - 0.6%
		Peru Government Bond,
PEN	1,560	8.20%, 8/12/26	$652,263

PHILIPPINES - 1.7%
		Philippine Government International Bond,
USD	850	6.375%, 10/23/34	935,000
		Philippine Government International Bond,
USD	350	7.75%, 1/14/31	434,000
		Philippine Government International Bond,
USD	40	8.375%, 6/17/19	51,600
		SM Investments Corp.,
USD	410	6.00%, 9/22/14	427,661

			1,848,261

QATAR - 1.3%
		Qatar Government International Bond,
USD	720	5.25%, 1/20/20	761,400
		Qatar Government International Bond,
USD	580	6.40%, 1/20/40	632,200

			1,393,600

RUSSIAN FEDERATION - 3.8%
		Evraz Group SA,
USD	406	8.25%, 11/10/15	422,240
		Lukoil International Finance BV,
USD	420	7.25%, 11/05/19	445,557
		Red Arrow International Leasing PLC,
RUB	9,515	8.375%, 6/30/12	320,598
		RSHB Capital SA for OJSC Russian Agricultural Bank,
RUB	26,700	7.50%, 3/25/13	882,119
		Russian Foreign Bond-Eurobond,
USD	184	7.50%, 3/31/30	213,385
		Russian Railways,
USD	460	5.739%, 4/03/17	466,900
		TNK-BP Finance SA,
USD	440	7.50%, 7/18/16	476,300
		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
USD	400	9.125%, 4/30/18	458,000
		Vnesheconombank Via VEB Finance Ltd.,
USD	450	6.902%, 7/09/20	475,033

			4,160,132

SINGAPORE - 0.2%
		Yanlord Land Group Ltd.,
USD	270	9.50%, 5/04/14 (b)	266,536

SOUTH AFRICA -2.0%
		South Africa Government Bond,
ZAR	7,020	10.50%, 12/21/26	1,134,362
		South Africa Government International Bond,
USD	460	5.50%, 3/09/20	492,200
		South Africa Government International Bond,
USD	540	7.375%, 4/25/12	589,950

			2,216,512

TURKEY - 2.3%
		Akbank T.A.S.,
USD	350	5.125%, 7/22/15	349,125
		Turkey Government Bond,
TRY	1,085	16.00%, 3/07/12	800,864
		Turkey Government International Bond,
USD	530	7.25%, 3/15/15	610,163
		Turkey Government International Bond,
USD	640	9.50%, 1/15/14	771,200

			2,531,352

UKRAINE - 0.2%
		Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
USD	160	7.65%, 9/07/11	160,800

UNITED ARAB EMIRATES - 0.7%
		Atlantic Finance Ltd.,
USD	260	9.75%, 5/27/14	279,500
		Dubai Electricity & Water Authority,
USD	450	8.50%, 4/22/15	475,038

			754,538

UNITED KINGDOM - 21.6%
		Lloyds Banking Group PLC,
GBP	1,000	9.125%, 10/17/11	1,648,084
		Lloyds Banking Group PLC,
GBP	260	12.00%, 1/02/11	419,781
		Star Energy Geothermal Wayang Windu Ltd.,
USD	400	11.50%, 2/12/13 (b)	428,000
		United Kingdom Gilt,
GBP	7,060	4.25%, 12/07/49	11,008,401

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (concluded)
UNITED KINGDOM (concluded)
		United Kingdom Gilt,
GBP	3,570	8.00%, 12/07/15	$7,217,832
		United Kingdom Gilt,
GBP	1,780	9.00%, 7/12/11	3,011,812

			23,733,910

URUGUAY -1.1%
		Uruguay Government International Bond,
UYU	18,244	5.00%, 9/14/18	958,304
		Uruguay Government International Bond,
USD	240	7.625%, 3/21/36	291,000

			1,249,304

VENEZUELA - 1.2%
		Venezuela Government International Bond,
USD	1,750	5.75%, 2/26/16	1,198,750
		Venezuela Government International Bond,
USD	240	7.75%, 10/13/19	161,640

			1,360,390

Total Long-Term Fixed Income Investments (cost $123,031,165)			135,392,896

SHORT-TERM INVESTMENT - 1.5%
UNITED STATES - 1.5%
USD	1,656	Repurchase Agreement, State Street Bank & Trust, 0.12%, dated 07/30/10, due 08/02/10 in the amount of $1,656,017, (collateralized by $1,605,000 U.S. Treasury Bond, 2.375% due 8/31/14; value $1,691,269)	1,656,000

Total Short-Term Investment (cost $1,656,000)			1,656,000

Total Investments - 124.7% (cost $124,687,165)			137,048,896

Liabilities in Excess of Other Assets - (24.7)%			(27,131,872)

Net Assets Applicable to Common Shareholders - 100.0%			$109,917,024

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

GBP - British Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

NZD - New Zealand Dollar

PEN - Peruvian Nouveau Sol

RUB - New Russian Ruble

TRY - Turkish Lira

USD - U.S. Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2010.

(b)	The maturity date presented for these instruments represents the next call/put date.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate Paid by the Fund	Floating Rate Received by the Fund	Unrealized Depreciation
Deutsche Bank	April 21, 2011	USD7,000	1.4700%	3 month LIBOR	$(50,750)
Deutsche Bank	April 21, 2012	USD7,000	1.8170	3 month LIBOR	(139,587)
Deutsche Bank	June 30, 2014	USD7,000	3.0125	3 month LIBOR	(435,071)

					$(625,408)

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Futures Contracts

Description	Expiration	Contracts	Unrealized Appreciation
Purchase Contracts:
Australian Treasury Bond 6% - 10 year	September 2010	152	$180,462
Sale Contracts:
Australian Treasury Bond 6% - 3 year	September 2010	43	3,270

			$183,732

Forward Foreign Currency Exchange Contracts

Purchase / Sale	Amount Purchased	Amount Sold	Market Value as of July 31, 2010	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
settlement date 09/03/10	USD932,728	BRL1,747,000	$986,114	$(53,386)
United States Dollar/British Pound
settlement date 10/22/10	USD12,044,641	GBP7,853,000	12,317,912	(273,271)
United States Dollar/Hungarian Forint
settlement date 10/22/10	USD812,733	HUF178,269,000	811,145	1,588
United States Dollar/Mexican Peso
settlement date 10/22/10	USD370,453	MXN4,810,000	376,872	(6,419)
United States Dollar/New Zealand Dollar
settlement date 10/22/10	USD3,533,325	NZD5,000,000	3,604,934	(71,609)

		Net USD Total	$18,096,977	$(403,097)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and unrealized appreciation as of July 31, 2010 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$124,687,165	$13,534,711	$1,172,980	$12,361,731

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Quality of Investments

As of July 31, 2010, 65.0% of the Registrant’s total investments were invested in securities where either issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of July 31, 2010.

% of total investments
AAA/Aaa	38.9
AA/Aa	13.7
A	12.4
BBB/Baa	14.1
BB/Ba*	13.1
B*	6.6
Repurchase Agreement	1.2

*	Below Investment Grade

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments

Securities Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00p.m. Eastern Standard Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Directors. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Directors.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Directors. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Directors. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

For the period ended July 31, 2010, there have been no significant changes to the Fund’s valuation procedures.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Fund’s investments as of July 31, 2010.

Assets	Level 1*	Level 2*	Level 3
Fixed Income Investments
Long-Term Fixed Income Investments	$—	$135,392,896	$—
Short-Term Investments	—	1,656,000	—
Total Investments	$—	$137,048,896	$—

Other Financial Instruments
Interest Rate Swap Agreements	$—	$—	$—
Futures Contracts	183,732	—	—
Forward Foreign Currency Exchange Contracts	—	1,588	—
Total Other Financial Instruments	$183,732	$1,588	$—
Total Assets	$183,732	$137,050,484	$—

Liabilities
Other Financial Instruments
Interest Rate Swap Agreements	$—	$(625,408)	$—
Futures Contracts	—	—	—
Forward Foreign Currency Exchange Contracts	—	(404,685)	—
Total Liabilities - Other Financial Instruments	$—	$(1,030,093)	$—

*	At July 31, 2010, there were no significant transfers in our out of the Level 1 and Level 2 fair value measurements.

For the period ended July 31, 2010, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest, and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represent foreign exchange gain/(loss) for book purposes that have not yet been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

(d) Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Swaps:

The Fund enters into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, at a price set at the time of the contract. The Fund may enter into Forward Contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“Futures Contracts”) for the purpose of hedging their existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures Contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a Futures Contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margins,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures Contracts are valued daily at their last quoted sale price.

A “sale” of a Futures Contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a Futures Contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the Futures Contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of Futures Contracts, interest rates and the value/market value of the underlying hedged assets.

(f) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Distributions to common shareholders are recorded on the ex-dividend date.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Portfolio of Investments (concluded)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (concluded)

Recent Accounting Pronouncements:

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures – Overall.” The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Fund has adopted a policy of recognizing significant transfers between Level 1 and Level 2 at the reporting period end. A significant transfer is a transfer, in aggregate, whose value is greater than 5% of the net assets of the Fund on the recognition date.

(g) Federal Income Taxes:

For Federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the functional currencies. Accordingly, only realized currency gains/(losses) resulting from the repatriation of any of the functional currencies (Australian Dollar, Canadian Dollar or British Pound) into U.S. dollars or another functional currency and realized currency gains and losses on non-functional currencies are recognized for U.S. tax purposes.

The Fund intends to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal tax returns for each of the four years in the period ended October 31, 2009 are subject to such review.

(h) Subsequent Event Note

At a meeting of the Fund’s Board held on May 5, 2010, the Board of Directors approved the change of the Fund’s Transfer Agent. Effective September 24, 2010, Computershare Trust Company, N.A. will replace the Bank of New York Mellon Corporation as the Transfer Agent.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Global Income Fund, Inc.

Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Global Income Fund, Inc.

Date: September 29, 2010

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Global Income Fund, Inc.

Date: September 29, 2010